FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT	FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT
The Group’s activities involve principally the use of financial instruments, including derivatives. It also accepts deposits from customers at both fixed and floating rates, for different periods, and invests these funds in high-quality assets. Additionally, it places these deposits at fixed and variable rates with legal entities and individuals, considering the finance costs and expected profitability.
The Group also trades in financial instruments where it takes positions in traded and over-the-counter instruments, derivatives included, to take advantage of short-term market movements on securities, bonds, currencies and interest rates.
Given the Group’s activities, it has established a risk appetite framework, which is a cornerstone of its risk management. The risk management processes involve continuous identification, measurement, treatment and monitoring. The Group is exposed, principally, to operating risk, credit risk, liquidity risk, market risk, cybersecurity risk, model risk, strategic risk and insurance technical risk. Finally, it reports on a consolidated basis the risks to which the Group is exposed.
a)    Risk management structure -
The Board of Directors of the Group and of each subsidiary are ultimately responsible for identifying and controlling risks; however, there are separate independent instances in the major subsidiaries responsible for managing and monitoring risks, as further explained below:
(i)    Group’s Board of Directors -
Credicorp Board of Directors –
The Credicorp Board of Directors is responsible for the overall approach to risk management of Credicorp Ltd., including the approval of its appetite for risk.
It also oversees compliance with the approved risk appetite and the level of risk exposure, as well as the relevant improvements in the integral risk management of Grupo Crédito and Subsidiaries of Credicorp (Group).
Grupo Crédito’s Board of Directors –
Grupo Crédito’s Board of Directors is responsible for the general approach to risk management of the Group’s subsidiaries and the approval of the risk appetite levels that it is willing to assume. Furthermore, it approves the guidelines and policies for Integral Risk Management, promotes an organizational culture that emphasizes the importance of risk management, oversees the internal control system and ensures the adequate performance of the Group’s regulatory compliance function.
Group Company Boards -
The Board of each company of the Group is responsible for aligning the risk management established by the Board of Grupo Crédito with the context of each one of them. For that, it establishes a framework for risk appetite, policies and guidelines.
(ii)    Credicorp Risk Committee -
Represents the Credicorp Board of Directors, proposes the levels of risk appetite for Credicorp Ltd. Also, it is aware of the level of compliance of the risk appetite and the level of exposure assumed by Grupo Crédito and Credicorp subsidiaries and the relevant improvements in integral management of risks of said entities.
The Committee will be made up of no less than three directors of Credicorp, at least one of which must be independent. Additionally, the Board of Directors may incorporate as a member one or more directors of Credicorp subsidiaries. Likewise, the coordinator of the Committee will be the Credicorp Risk
Manager, with the Internal Audit Manager as an observer member (without voice or vote). Finally, the following officials will attend the sessions as guests, according to the agenda of topics to be discussed and at the invitation of the coordinator: General Manager, Finance Manager, Manager of the Risk Management Division of BCP, and all those people whose criteria assist with the development of the session.
(iii)    Grupo Crédito Risk Committee -
Represents the Board of Grupo Crédito in risk management decision-making. Furthermore, proposes to Grupo Crédito’s Board of Directors the levels of risk appetite. This Committee defines the strategies used for the adequate management of the different types of risks and the supervision of risk appetite. In addition to it, they establish principles, policies, and general limits to the Group.
The Risk Committee is presided by no less than three Board members of Grupo Crédito, at least one of which must be independent. Additionally, the Board of Directors may incorporate as a member one or more directors of the Group. Likewise, the coordinator of the Committee will be the Grupo Crédito Risk Manager, with the Internal Audit Manager as an observer member (without voice or vote). Finally, the following officials will attend the sessions as guests, according to the agenda of topics to be discussed and at the invitation of the coordinator: General Manager, Finance Manager, Manager of the Risk Management Division of BCP, and all those people whose criteria assist with the development of the session.
In addition to effectively managing all the risks, the Grupo Crédito Risk Committee is supported by the following committees which report periodically on all relevant changes or issues relating to the risks being managed, except for the Model Risk functions, since Grupo Crédito Risk Committee assumes them directly:
Corporate credit Risk Committees (retail and wholesale) -

The Corporate Credit Risk Committees (Retail and Wholesale) are responsible for reviewing the level of tolerance of the credit risk appetite, exposure limits, and the actions to implement corrective measures in the event of deviations. In addition, they propose credit risk management rules and policies within the governance framework and organizational structure for the comprehensive management of credit risk. They also propose for approval to the Risk Committee any changes to the functions described above, as well as significant findings.
Corporate Committee for Market, Structural, Trading and Liquidity Risk -
The committee for Market, Structural, Trading and Liquidity Risks is in charge of analyzing and proposing corporate objectives, guidelines and policies for the Management of Market and Liquidity Risks of the Group and the Group’s companies. As well as monitoring the indicators and liquidity appetite and the implementation of corrective measures if deviations exist. Additionally, it is responsible for approving the integration into management of a corporate model implemented in the Group.
Corporate Operational Risk Methodology Committee -
The Corporate Operational Risk Methodology Committee has the primary responsibilities of sharing methodologies for Operational Risk and Business Continuity, as well as sharing best practices regarding the main challenges faced by the Group’s companies.
(iv)    Central Risk Management of Credicorp -
The Central Risk Management of Credicorp informs the Credicorp Risk Committee of the level of compliance of the risk appetite and the level of exposure assumed by Grupo Crédito and Credicorp subsidiaries. Likewise, it reports the relevant improvements in the integral risk management of Grupo Crédito and Credicorp subsidiaries. In addition, it proposes to the Credicorp Risk Committee the risk appetite levels for Credicorp Ltd.
(v)    Central Risk Management of Grupo Crédito -
The Central Risk Management is responsible for the implementation of policies, procedures, methodologies, and the actions to be taken to identify, measure, monitor, mitigate, report and control the different types of risks to which the Group is exposed. In addition, it is responsible for participating in the design and definition of the strategic plans of the business units to ensure that they are aligned within the risk parameters approved by the Grupo Crédito Board of Directors. Likewise, it disseminates the importance of adequate risk management, specifying in each of the units, the role that corresponds to them in the timely identification and definition of the corresponding actions.
The units of the Central Risk Management that manage risk at the corporate level are the following:
Credit Division -
The Credit Division proposes credit policies and evaluation criteria and credit risk management that the Group assumes with segment customers wholesaler. Evaluate and authorize loan proposals until their autonomy and propose their approval to the higher instances for those that exceed it. These guidelines are established on the basis of the policies set by the Grupo Crédito Board, respecting the laws and regulations in force. In addition, it assesses the evolution of the risk of wholesale clients and identifies problematic situations, taking actions to mitigate or resolve them.
Risk Management Division -
The Risk Management Division is responsible for ensuring that risk management directives and policies comply with the established by the Board of Directors. In addition, it is responsible for supervising the process of risk management and for coordinating with the companies of Credicorp involved in the whole process, promoting homogeneous risk management and aligning with the best practices. It also has the task of informing the Board of Directors regarding: global exposure and by type of risk, as well as the specific exposure of each Group company.
Retail Banking Risk Division -
The Retail Banking Risk Division is responsible for managing the risk profile of the Individuals and Small Businesses portfolio and for developing credit policies that are aligned with the guidelines and risk levels established by the Board of Directors of Grupo Crédito.
Likewise, it participates in the definition of products and campaigns aligned to these policies, as well as in the design, optimization and integration of credit evaluation tools and income estimation for credit management.
Likewise, there is an active and recurring participation of the BCP Retail Banking Risk Division in the Credit Risk and Collections Committee of Mibanco and in the BCB Retail Banking Risk Committee to ensure alignment of best practices in terms of policies and guidelines credit ratings, risk segmentation and credit risk models.
Corporate Non-Financial Risk Management -
Corporate Non-Financial Risk Management is responsible for defining a non-financial risk strategy aligned with the objectives and risk appetite established at the corporate level. This strategy aims to enhance the management process, generate synergies, optimize resources and achieve superior results among the units responsible for managing non-financial risks at the corporate level. Furthermore, to achieve the objectives outlined in the non-financial risk strategy, the Division is tasked with promoting a risk culture, developing talent, defining indicators, and generating and monitoring strategic projects and initiatives.
Credicorp’s Pricing Center of Excellence
The main objective of the Group’s Pricing Center of Excellence (CoE) is to efficiently scale the Pricing practice in the Group’s business lines, identifying opportunities and deploying initiatives that allow the development of the Pricing practice.
Risk Transformation Office
The Risk Transformation Office is responsible for turning risk management into a competitive advantage, enhancing the following capabilities: i) origination, ii) portfolio monitoring, iii) life cycle of credit models, iv) cybersecurity, and v) human talent.
(vi)    Internal Audit Division and Corporate Ethics and Compliance Division -
The Internal Audit Division is responsible for continuously monitoring the effectiveness and efficiency of the Group’s risk management, control and governance processes, verifying compliance with regulations, policies, objectives and guidelines set by the Board of Directors, providing agile and timely assurance, advice and analysis based on risks and data On the other hand, it evaluates sufficiency and integration level of Group’s database and information systems. Finally, it ensures that independence is maintained between the functions of the risk management and business units, for each of the Group’s companies.
The Corporate Compliance and Ethics Division reports to the Board and is responsible for providing corporate policies to ensure that Group companies adequately comply with regulations that specified them, and the guidelines established in Credicorp’s Code of Ethics.
(vii)     Audit Committee -
The Audit Committee, composed of three independent directors, oversees the Group’s financial reporting process and financial information system, with the purpose of ensuring that: (i) Management establishes and maintains an adequate system of internal control, particularly internal controls over financial reporting. (ii) Appropriate procedures are in place to enable the objective and periodic evaluation of the Group’s internal control system. (iii) The external auditors review the accounting and financial policies applied in the preparation of the Group’s consolidated financial statements. In addition, the Audit Committee facilitates effective communication among the external auditors, the Group’s senior management, BCP’s Internal Audit Division, responsible for conducting Credicorp’s internal audit activities and Credicorp’s Board of Directors.
b)    Risk measurement and reporting systems -
The risk is measured according to models and methodologies developed for the management of each type of risk. Risk reports allow monitoring, at both aggregated and detailed levels, the different types of risks of each company which is exposed. The system provides the facility to meet the appetite review needs by risk requested by the committees and areas described above; as well as comply with regulatory requirements.
c)    Risk mitigation -
Depending on the type of risk, mitigating instruments are used to reduce its exposure, such as guarantees, derivatives, controls and insurance, among others. Furthermore, it has policies linked to risk appetite and established procedures for each type of risk.
The Group actively uses guarantees to reduce its credit risks.
d)    Risk appetite -
Based on corporate risk management, Grupo Crédito’s Board of Directors annually approves the risk appetite framework to define the maximum level of risk that the organization is willing to take as seeks its strategic and financial objectives, maintaining a corporate vision in individual decisions of each entity. This Risk Appetite framework is based on “core” and specific metrics:
Core metrics are intended to preserve the organization’s strategic pillars, defined as solvency, liquidity, profit and growth, income stability and balance sheet structure.
Specific metrics objectives are intended to monitor on a qualitative and quantitative basis the various risks to which the Group is exposed, as well as defining a tolerance threshold of each of those risks, so the risk profile set by the Board is preserved and any risk focus is anticipated on a more granular basis. These metrics are related to credit risk, market risk and cybersecurity risk.
Risk appetite is measured based on the following guidelines:
-Risk appetite statement: Establishes explicit general principles and the qualitative declarations which complement the risk strategy.
-Metrics scorecards: These are used to define the levels of risk exposure in the different strategic pillars.
-Limits: Allows control over the risk-taking process within the tolerance threshold established by the Board. They also provide accountability for the risk-taking process and define guidelines regarding the target risk profile.
-Government scheme: Seeks to guarantee compliance of the framework through different roles and responsibilities assigned to the units involved.
The appetite is integrated into the processes of strategic and capital guidelines, as well as in the definition of the annual budget, facilitating the strategic decision making of the organization.
e)    Risk concentration -
Concentrations arise when a reduced and representative number of all of the counterparties of the Group are engaged in similar business activities, or activities in the same geographic region, or have similar economic and political conditions among others.
In order to avoid excessive concentrations of risk, the policies and procedures include specific guidelines and limits to guarantee a diversified portfolio.
30.1    Credit risk -
a)    The Group takes on exposure to credit risk, which is the probability of suffering losses caused by debtors or counterparties failing to comply with payment obligations related to on- or off-balance-sheet exposures.
Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk. Credit exposures arise principally from lending activities that lead to direct loans; they also result from investment activities. There is also credit risk in off-balance sheet financial instruments, such as contingent credits (indirect loans and due from customers on banker’s acceptances), which expose Credicorp to risks similar to direct loans. Likewise, credit risk arises from derivative financial instruments that present positive fair values. Finally, all exposure to credit risk (direct or indirect) is mitigated by the control processes and policies.
As part of managing this type of risk, provisions for impairment of its portfolio are assigned as of the date of the consolidated statement of financial position.
Credit risk levels are defined based on risk exposure limits, which are frequently monitored. Said limits are established in relation to one borrower or group of borrowers, geographical and industry segments. Furthermore, the risk limits by product, industry sector and by geographical segment are approved by the Risk Committee of Credicorp.
Exposure to credit risk is managed through regular analysis of the ability of debtors and potential debtors to meet interest and principal repayment obligations and by changing the credit limits when it is appropriate. Other specific control measures are outlined below:
(i)    Collateral -
The Group employs a range of policies and practices to mitigate credit risk. The most traditional of these is collateralization which is common practice. The Group implements guidelines on the acceptability of specific classes of collateral or credit risk mitigation. The main types of collateral obtained are as follows:
-For loans and advances, collateral includes, among others, mortgages on residential properties; liens on business assets such as plants, inventory and accounts receivable; and liens on financial instruments such as debt securities and equity securities.
-Long-term loans and financing to corporate entities are generally guaranteed. Loans to small and micro business generally have no collateral. In order to minimize credit loss, the Group will seek additional collateral from the counterparty as soon as impairment indicators arise.
-For repurchase agreements and securities lending, collateral consists of fixed income instruments, cash and loans.
Collateral held as security for financial assets other than loans is determined by the nature of the instrument. Debt securities, treasury and other eligible bills are generally unsecured, except for assets backed securities and similar instruments, which are secured by portfolios of financial instruments.
Management monitors the market value of collateral, requests additional collateral in accordance with the underlying agreement, and monitors the market value of collateral obtained during its review of the adequacy of the allowance for impairment losses. As part of the Group's policies, the recovered assets are sold in seniority order. The proceeds of the sale are used to reduce or amortize the outstanding debt. In general, the Group doesn't use recovered assets for its operational purposes.
(ii)    Derivatives -
The amount subject to credit risk is limited to the current and potential fair value of instruments that are favorable to the Group (fair value is positive). In the case of derivatives this is only a small fraction of the contract, or notional values used to express the volume of instruments outstanding. This credit risk exposure is managed as a portion of the total credit limits with customers, together with potential exposures from market movements. The credit risk of the derivative portfolio is reduced if the instrument is cleared through a clearing house.
(iii)    Credit-related commitments -
The primary purpose of these instruments is to ensure that funds are available to a customer as required. Guarantees and letters of credit have the same credit risk as direct loans. Documentary and commercial letters of credit which are written undertakings by the Group on behalf of a customer authorizing a third party to draw drafts on the Group up to a stipulated amount under specific terms and conditions are collateralized by the underlying shipments of goods to which they relate and therefore have less risk than a direct loan. The Group has no mandatory commitments to extend credit.
b)    The maximum exposure to credit risk as of December 31, 2025 and 2024, before the effect of mitigation through any collateral, is the carrying amount of each class of financial assets indicated in Notes 30.11(a), 30.11(b) and the contingent credits detailed in Note 18(a).
c)    Credit risk management for loans -
Credit risk management is mainly based on the rating and scoring internal models of each company of the Group. In Credicorp, quantitative and qualitative analysis are made for each client, regarding their financial position, credit behavior in the financial system and the market in which they operate or are located. This analysis is carried out continuously to characterize the risk profile of each operation and client with a loan position in the Group.
Within the Group, loans are internally classified as past due based on three criteria: the number of days past due based on the contractually agreed due date, the subsidiary and the type of loan. The detail is shown below:
-Banco de Crédito del Perú, Mibanco Perú and Solución Empresa Administradora Hipotecaria internally classify a loan as past due:
-For corporate, large and medium companies, when it has more than 15 days in arrears.
-For small and microbusiness when it has more than 30 days in arrears.
-For overdrafts when it has more than 30 days in arrears.
-For consumer, mortgage and leasing operations, installments are internally classified as past due when they are between 30 and 90 days in arrears; after 90 days, the pending loan balance is considered past due.
-Mibanco Colombia internally classifies a loan as past due:
-For commercial loans when it has more than 90 days in arrears.
-For microbusiness loans when it has more than 60 days in arrears.
-For consumer loans when it has more than 60 days in arrears.
-For mortgage loans when it has more than 30 days in arrears.
-ASB Bank Corp. internally classifies a loan as past due when it has 1 or more days in arrears.
-Banco de Crédito de Bolivia internally classifies a loan as past due when it has 30 or more days in arrears.
Estimate of the expected credit loss -
The measurement of the expected credit loss is based on the product of the following risk parameters: (i) probability of default (PD), (ii) loss given default (LGD), and (iii) exposure at default (EAD); discounted at the reporting date, using the effective interest rate. The definition of the parameters is presented below:
-Probability of default (PD): is a credit rating measure that is given internally to a client with the objective of estimating its probability of default within a specific time horizon. The process of obtaining the PD is carried out considering three main components: (i) the risk observed at the portfolio level, (ii) the macroeconomic perspectives of the main countries where Credicorp operates and (iii) the individual risk of each loan, which it is measured through rating and scoring tools.
The Group considers that a financial instrument is in default if it meets the following conditions, according to the type of asset:
-Consumer products, credit card and SME: if the client, at some certain point, presents arrears equal to or greater than 60 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.
-Mortgage products: if the client, at some certain point, presents arrears equal to or greater than 120 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.
-Commercial banking products: if the client, at some certain point, is in the Collections portfolio, or has a risk classification of Deficient, Doubtful or Loss, or has operations that are refinanced, in pre-judicial, judicial proceedings or written off. Also, a client can be considered as default if it shows signs of significant qualitative impairment. It should be noted that, for commercial clients with the highest loan position that are classified in default, the Risk Management performs an individual review to determine the expected credit loss in each case, which considers the knowledge of the specific situation of the client, the coverage of real guarantees, and the financial information available of the company.
-Investments: if the instrument has a default rating according to external rating agencies such as Fitch, Standard & Poors or Moody's, or if it has an indicator of arrears equal to or greater than 90 days. In addition, an issuer can be considered as default if it shows signs of significant qualitative impairment or if it is in default according to the Commercial banking definition. When an issuer is classified as default, all its instruments are also classified as default, that is, in stage 3.
-Loss given default (LGD): this is a measurement which estimates the severity of the loss that would be incurred at the time of the default. It has two approaches in the estimate of the severity of the loss, according to the stage of the client:
-LGD workout: is the real loss of clients who reached the default stage. To calculate this parameter, the recoveries and costs of each of the operations are included (includes open and closed recovery processes).
-LGD ELBE (expected loss best estimate): this is the loss of the contracts in a default situation based on the time in default of the operation (the longer the time in default, the higher the level of loss of the operation).
-Exposure at Default (EAD): this is a measurement which estimates the exposure at the time of the client’s default, considering changes in future exposure, for example, in the case of prepayments and/or greater utilization of unused credit lines.
The estimate of the risk parameters considers information regarding the actual conditions, as well as the projections of future macroeconomic events and conditions in three scenarios (base, optimistic and pessimistic), which are weighted to obtain the expected credit loss.
The fundamental difference between the expected credit loss of a loan classified in Stage 1 or Stage 2 lies in the time horizon of the probability of default (PD). Stage 1 estimates use a PD with a maximum horizon of 12 months, whereas Stage 2 estimates use a PD measured over the remaining lifetime of the instrument. Stage 3 estimates are performed based on an ELBE LGD.
For those portfolios that are not material and/or do not have specific credit scoring models, the option was to extrapolate the expected credit loss ratio of portfolios with comparable characteristics.
In line with the internal model governance framework, the main parameters used in the measurement of credit risk (including PD and LGD) were continuously monitored throughout 2025. The models are calibrated when performance monitoring reveals material deviations from their expected behavior, thereby ensuring an adequate and consistent estimation of credit risk.
Prospective information -
The measurement of the expected credit loss for each stage and the evaluation of significant increase in credit risk consider information on previous events and current conditions, as well as reasonable projections based on future events and macroeconomic conditions.
For the estimate of the risk parameters (PD, LGD and EAD), used in the calculation of the expected credit loss in stages 1 and 2, the significance of the macroeconomic variables (or their variations) that have the greatest influence on each portfolio was tested which provide a better prospective and systemic vision to the estimate, based on econometric techniques. Each macroeconomic scenario used in the estimate of the expected credit loss considers projections of relevant macroeconomic variables, such as the gross domestic product (GDP), terms of trade, inflation rate, among others, for a period of 3 years and a long-term projection.
Expected credit loss represents a weighted estimate that considers three forward-looking macroeconomic scenarios (base, optimistic and pessimistic). These scenarios, as well as the probability of occurrence of each one, are projections provided by the internal Economic Studies team and are approved by Senior Management; these projections are made for the main countries where Credicorp operates. The design of the scenarios is reviewed quarterly. All scenarios and their respective probabilities apply to portfolios subject to expected credit loss.
Changes from one stage to another -
The classification of an instrument as stage 1 or stage 2 depends on the concept of "significant increase in credit risk" at the reporting date compared to the origin date. This classification is updated monthly. As the IFRS 9 states, this classification depends on the following criteria:
-An account is classified in stage 2 if it has more than 30 days in arrears.
-Additionally, significant credit risk increase thresholds were established based on absolute and relative thresholds that depend on the risk level in which the instrument was originated. The thresholds differ for each of the portfolios considered.
Additionally, all those accounts classified as default at the reporting date, according to the definition used by the Group, are considered as stage 3.
Evaluations of significant increase in credit risk from initial recognition and credit impairment are carried out independently on each reporting date.
Wholesale Banking assets can be moved in both directions from one stage to another; in this sense, a financial asset that migrated to stage 2 will return to stage 1 if its credit risk did not increase significantly from its initial recognition until a subsequent reporting period. Likewise, an asset that is in stage 3 will return to stage 2 if the asset is no longer considered to be impaired (according to our definition of default) for a certain number of subsequent reporting periods.
On the other hand, Retail Banking assets that migrated to stage 2 will return to stage 1 if their credit risk has not increased significantly since their initial recognition during a certain number of subsequent reporting periods (cure period). In the case of assets allocated in stage 3, these will not return to stage 2 except for refinanced loans, which will return to stage 2 if good payment behavior is demonstrated during a certain number of subsequent reporting periods.
Expected life -
For the instruments in stage 2 or 3, the allowance for loan losses will cover the expected credit loss during the expected time of the remaining lifetime of the instrument. For most instruments, the expected life is limited to the remaining contractual life, adjusted by expected prepayments. In the case of revolving products, a statistical analysis was carried out to determine what would be the expected life period.
The following is a summary of the direct loans (without interest) classified into three important groups and their respective allowance for loan losses for each type of loan. It is important to note that impaired loans are loans in default that are in stage 3. Additionally, it should be noted that, in accordance with IFRS 7, the total balance of the loan is considered overdue when the debtor has failed to make a payment at its contractual maturity.
(i)    Loans neither past due nor impaired, which comprise those direct loans which currently do not have characteristics of delinquency and which are not in default.
(ii)    Past due but not impaired loans, which comprise all of the direct loans of customers who are not in default but have failed to make a payment at its contractual maturity, according to IFRS 7.
(iii)    Impaired loans, those direct loans considered to be in stage 3 or default, as detailed in Note 30.1(c).

	2025				2024
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	66,660,719	4,215,063	–	70,875,782	67,303,201	3,509,158	–	70,812,359
Past due but not impaired	414,188	335,073	–	749,261	612,574	468,459	–	1,081,033
Impaired	–	–	4,519,803	4,519,803	–	–	5,028,223	5,028,223
Gross	67,074,907	4,550,136	4,519,803	76,144,846	67,915,775	3,977,617	5,028,223	76,921,615
Less: Allowance for loan losses	436,438	277,425	2,045,256	2,759,119	493,130	291,963	2,159,115	2,944,208
Total, net	66,638,469	4,272,711	2,474,547	73,385,727	67,422,645	3,685,654	2,869,108	73,977,407

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	21,569,665	1,844,208	–	23,413,873	18,451,482	3,819,271	–	22,270,753
Past due but not impaired	569,988	586,274	–	1,156,262	505,016	672,405	–	1,177,421
Impaired	–	–	1,617,451	1,617,451	–	–	1,643,883	1,643,883
Gross	22,139,653	2,430,482	1,617,451	26,187,586	18,956,498	4,491,676	1,643,883	25,092,057
Less: Allowance for loan losses	49,855	116,289	800,442	966,586	66,260	168,188	819,671	1,054,119
Total, net	22,089,798	2,314,193	817,009	25,221,000	18,890,238	4,323,488	824,212	24,037,938

Small and Micro business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	18,382,809	3,627,093	–	22,009,902	16,589,516	3,670,678	–	20,260,194
Past due but not impaired	194,879	467,420	–	662,299	257,476	573,634	–	831,110
Impaired	–	–	1,357,696	1,357,696	–	–	1,686,829	1,686,829
Gross	18,577,688	4,094,513	1,357,696	24,029,897	16,846,992	4,244,312	1,686,829	22,778,133
Less: Allowance for loan losses	472,604	412,193	949,739	1,834,536	384,145	396,678	1,167,311	1,948,134
Total, net	18,105,084	3,682,320	407,957	22,195,361	16,462,847	3,847,634	519,518	20,829,999

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	17,253,968	3,122,322	–	20,376,290	14,188,847	3,335,516	–	17,524,363
Past due but not impaired	158,736	344,579	–	503,315	160,755	383,227	–	543,982
Impaired	–	–	1,387,164	1,387,164	–	–	1,459,095	1,459,095
Gross	17,412,704	3,466,901	1,387,164	22,266,769	14,349,602	3,718,743	1,459,095	19,527,440
Less: Allowance for loan losses	459,980	499,439	1,150,290	2,109,709	331,011	514,255	1,203,250	2,048,516
Total, net	16,952,724	2,967,462	236,874	20,157,060	14,018,591	3,204,488	255,845	17,478,924

Consolidated of loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct credits, Note 7(a)	125,204,952	14,542,032	8,882,114	148,629,098	118,068,867	16,432,348	9,818,030	144,319,245
Total allowance for loan losses, Note 7(a)	1,418,877	1,305,346	4,945,727	7,669,950	1,274,546	1,371,084	5,349,347	7,994,977
Total net direct loans	123,786,075	13,236,686	3,936,387	140,959,148	116,794,321	15,061,264	4,468,683	136,324,268
At Credicorp, we separate renegotiated loans into two groups, focusing on operations that have suffered a significant increase in credit risk since their disbursement, which has generated modifications to the original loan agreement. Both groups are defined below:
-Refinanced loans: are those loans that have undergone modifications in the initial loan agreement (term and interest rate), according to the accounting definition.
-Renegotiated loans: are those loans for which, due to the pandemic during 2020 and 2021 and/or the Peruvian context of intense rain and social unrest during 2023, the SBS and other local regulators of the countries where Credicorp operates have established that certain benefits be granted, and that Credicorp has also voluntarily granted to its clients (grace periods, debt consolidation, etc.), which were not in the initial credit agreements.
Below is the amount of gross portfolio balance and allowance for loan losses for Credicorp's renegotiated loans. The presentation is made for each of the two groups defined above and by opening the balances by stage. It should be noted that for the construction of the tables, the information of the three subsidiaries that concentrate more than 95.0 percent of the balance of renegotiated loans (BCP, Mibanco and BCB) has been considered.
As of December 31, 2025, and 2024, renegotiated loans, refinanced loans and their expected loss are composed as follows:

	2025		2024
	Refinanced loans	Allowance for loan losses	Refinanced loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	108,144	7,708	89,847	5,961
Stage 2	82,595	10,046	60,494	9,968
Stage 3	1,737,423	865,367	2,059,690	971,741
Total	1,928,162	883,121	2,210,031	987,670

	2025		2024
	Renegotiated loans	Allowance for loan losses	Renegotiated loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	1,869,447	8,836	3,090,297	23,513
Stage 2	284,866	25,041	579,176	55,208
Stage 3	531,370	308,266	711,770	417,017
Total	2,685,683	342,143	4,381,243	495,738
The detail of the gross amount of impaired direct loans by type of loan, together with the fair value of the related collateral and the amounts of its allowance for loan losses, are as follows:

	2025					2024
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	4,519,803	1,617,451	1,357,696	1,387,164	8,882,114	5,028,223	1,643,883	1,686,829	1,459,095	9,818,030
Fair value of collateral	3,602,914	1,377,151	249,294	450,104	5,679,463	3,979,625	1,401,503	388,752	439,736	6,209,616
Allowance for loan losses	2,045,256	800,442	949,739	1,150,290	4,945,727	2,159,115	819,671	1,167,311	1,203,250	5,349,347
In addition, the breakdown of direct loans classified by maturity is shown below, according to the following criteria:
(i)Current loans, which comprise those direct loans which do not currently have characteristics of delinquency, nor are they in default or stage 3, according to the rules of IFRS 9.
(ii)Current but impaired loans, which comprise those direct loans which do not currently have characteristics of delinquency, but are in default or stage 3, according to IFRS 9.
(iii)Loans with payment delay of one day or more but that are not past due according to our internal guidelines, which comprise those direct loans of customers who have failed to make a payment at its contractual maturity, that is, with at least one day past due, however, the days of delinquency are insufficient to be considered as past due under the Group’s internal criteria.
(iv)Past due loans under internal criteria.
The total of the following reflects all overdue loans according to IFRS 7: (i) loans with payment delays of one day or more but that are not considered overdue under internal criteria and (ii) overdue loans under internal criteria.

	2025						2024
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	136,675,847	–	–	-	136,675,847	-	130,867,669	–	–	-	130,867,669	-
Past due but not impaired	–	–	2,774,121	297,016	3,071,137	3,071,137	-	–	3,189,089	444,457	3,633,546	3,633,546
Impaired debt	–	3,531,294	826,710	4,524,110	8,882,114	5,350,820	–	3,802,650	1,029,703	4,985,677	9,818,030	6,015,380
Total	136,675,847	3,531,294	3,600,831	4,821,126	148,629,098	8,421,957	130,867,669	3,802,650	4,218,792	5,430,134	144,319,245	9,648,926
The classification of direct loans by type of loan and type of maturity is shown below:

	2025					2024
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	70,875,782	2,061,610	922,937	2,284,517	76,144,846	70,812,359	2,256,618	1,220,408	2,632,230	76,921,615
Residential mortgage loans	23,413,873	583,148	1,411,644	778,921	26,187,586	22,270,753	573,359	1,456,906	791,039	25,092,057
Microbusiness loans	22,009,902	302,528	618,804	1,098,663	24,029,897	20,260,194	328,229	779,402	1,410,308	22,778,133
Consumer loans	20,376,290	584,008	647,446	659,025	22,266,769	17,524,363	644,444	762,076	596,557	19,527,440
Total	136,675,847	3,531,294	3,600,831	4,821,126	148,629,098	130,867,669	3,802,650	4,218,792	5,430,134	144,319,245
Macroeconomic scenario -
The expected credit loss is a weighted estimate of three macroeconomic scenarios: base, optimistic and pessimistic, which are calculated with macroeconomic projections provided by the Economic Studies team and approved by Senior Management. The local and international information flows available during the analysis period are used to feed the projections, which reflect the fact that Peru is a small and open economy. In this context, approximately 60.0 percent of the volatility in economic growth is driven by external factors including terms of trade, the growth of Peru's trading partners and external interest rates. Information is collected on each of these factors to build each scenario for the next three years.
The variables mentioned above, along with local variables (fiscal and monetary variables), are incorporated into the economic models.
The first is a stochastic dynamic general equilibrium model, which is built with expectations. The second is constructed with the main identities of the national accounts in accordance with the financial programming methodology designed by the IMF (International Monetary Fund) and the methodologies used by a battery of econometric models.
Through this process, projections of GDP growth, inflation, exchange rate and other macroeconomic variables are obtained for the years 2025, 2026 and 2027. We expect GDP to grow around 3.3 percent in 2026, which is mainly explained by the following factors:
-Highly favorable external conditions driven by record-high terms of trade and lower global interest rates.
-Positive momentum associated with the maturing economic cycle.
-Low inflation supporting real wage recovery.
-An acceleration in credit origination aligned with higher aggregate demand and improved financial health of economic agents.
-Economic expectations remaining in optimistic territory and continuing to improve.

In addition, a usual degree of uncertainty arising from the political environment inherent to the electoral cycle is recognized.
Probabilities of 50 percent, 25 percent and 25 percent were considered for the base, optimistic, and pessimistic scenarios, respectively. The probabilities assigned to each scenario and the projections are validated through a fan chart analysis, which uses the likelihood function to identify and analyze:
-The central tendency of the projections.
-The dispersion expected around this value
-Values above or below the central value that are more or less likely.
The following table presents a comparison between the carrying amount of the allowance for credit losses of the direct loan portfolio, indirect loans, and bankers’ acceptances granted to customers, and its estimate under the three scenarios: base, optimistic, and pessimistic.

	2025	2024
	S/(000)	S/(000)

Carrying amount	8,041,526	8,378,895

Scenarios:
Optimistic	7,960,895	8,283,450
Base	8,031,548	8,369,849
Pessimistic	8,142,114	8,492,433
d)    Credit risk management on reverse repurchase agreements and securities borrowing -
Most of these operations are performed by Credicorp Capital. The Group has implemented credit limits for each counterparty and most of transactions are collateralized with investment grade financial instruments and financial instruments issued by governments.
e)    Credit risk management on investments -
The Group assesses the identified credit risk of each investment by disclosing the risk rating assigned by recognized local and international credit rating agencies. The credit rating assignment processes carried out in Peru differ from the credit rating assignment processes applied at the international level.
In the event that any subsidiary uses a risk-rating prepared by any other risk rating agency, said risk-ratings are standardized with those provided by the above-mentioned institutions for consolidation purposes.
The following table shows the risk analysis of the investments provided by the institutions referred to above:

	2025		2024
	S/(000)	%	S/(000)	%
Instruments issued in Peru:
BBB- to BBB+	25,036,590	47.5	23,952,251	44.5
BB- to BB+	865,912	1.6	910,170	1.7
Lower and equal to +B	—	–	33,402	0.1
Unrated:
BCRP certificates of deposit	10,884,030	20.6	11,435,757	21.2
Listed and unlisted securities	139,019	0.3	158,620	0.3
Restricted mutual funds	336,159	0.6	307,225	0.6
Investment funds	934,923	1.8	835,689	1.6
Mutual funds	43,143	0.1	66,156	0.1
Other instruments	221,336	0.4	276,372	0.5
Subtotal	38,461,112	72.9	37,975,642	70.6

	2025		2024
	S/(000)	%	S/(000)	%
Instruments issued abroad:
AAA	348,800	0.7	442,467	0.8
AA- to AA+	1,396,825	2.5	2,562,695	4.7
A- to A+	2,888,578	5.5	2,720,507	5.1
BBB- to BBB+	4,220,090	8.0	4,904,951	9.1
BB- to BB+	3,070,701	5.8	2,608,610	4.8
Lower and equal to +B	81,332	0.2	60,822	0.1
Unrated:
Listed and unlisted securities	21,356	—	42,033	0.1
Mutual funds	661,793	1.3	556,001	1.0
Participations of RAL funds	125,393	0.2	432,503	0.8
Investment funds	563,245	1.1	566,267	1.1
Other instruments	965,717	1.8	953,360	1.8
Subtotal	14,343,830	27.1	15,850,216	29.4
Total	52,804,942	100.0	53,825,858	100.0
f)    Concentration of financial instruments exposed to credit risk -
As of December 31, 2025 and 2024, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2025					2024
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments and hedging (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments and hedging (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	34	–	38,956,544	10,884,030	49,840,608	44,599	–	36,640,462	11,435,757	48,120,818
Financial services	2,792,539	766,516	17,182,430	3,929,527	24,671,012	2,181,025	633,527	18,345,088	4,196,687	25,356,327
Commerce	61,109	1,029	29,358,035	1,308,456	30,728,629	4,441	1,130	26,546,422	1,263,109	27,815,102
Government and public administration	2,122,871	221,174	8,416,242	13,758,649	24,518,936	2,153,564	42,978	8,451,218	13,471,446	24,119,206
Mortgage loans	–	–	25,336,172	–	25,336,172	–	–	24,165,038	–	24,165,038
Manufacturing	41,417	1,041	20,102,547	1,891,011	22,036,016	157,215	81	21,260,811	1,918,004	23,336,111
Consumer loans	–	–	19,877,075	–	19,877,075	–	–	18,494,305	–	18,494,305
Communications, storage and transportation	2,878	–	10,407,568	823,140	11,233,586	25,331	254,562	9,928,424	991,194	11,199,511
Electricity, gas and water	54,641	1,025	5,760,870	2,006,255	7,822,791	109,673	87	5,917,891	2,245,021	8,272,672
Real estate and leasing	299,455	–	3,539,887	56,927	3,896,269	163,867	–	4,872,017	2,408	5,038,292
Mining	5,560	–	4,812,472	378,801	5,196,833	5,563	–	3,670,102	226,845	3,902,510
Agriculture	36	–	4,619,970	4,251	4,624,257	3,995	–	4,610,164	8,034	4,622,193
Construction	9,091	–	2,513,582	360,966	2,883,639	3,901	–	2,924,805	390,071	3,318,777
Hotels and restaurants	–	–	2,314,739	–	2,314,739	–	–	2,570,704	–	2,570,704
Education, health and others	229,839	1,542	1,435,961	655,588	2,322,930	390,150	10	1,736,113	844,135	2,970,408
Fishing	134	–	827,182	–	827,316	4	–	669,274	–	669,278
Insurance	–	–	124,299	–	124,299	3,252	–	133,086	–	136,338
Community services and others	568,820	102	12,213,192	2,977,125	15,759,239	373,554	359	8,254,825	3,149,927	11,778,665
Total	6,188,424	992,429	207,798,767	39,034,726	254,014,346	5,620,134	932,734	199,190,749	40,142,638	245,886,255
(*)It includes non-trading investments that did not pass SPPI test.
(**)OCI: Other comprehensive income.
As of December 31, 2025 and 2024 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2025					2024
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments and hedging (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments and hedging(**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

America:
Peru	2,144,033	7,499	183,414,012	28,117,088	213,682,632	1,893,544	3,593	175,089,699	27,879,813	204,866,649
United States of America	707,411	616,657	3,242,867	5,975,716	10,542,651	757,151	845,577	3,228,496	7,360,645	12,191,869
Colombia	1,501,100	–	4,597,771	855,529	6,954,400	1,218,708	–	3,560,497	793,612	5,572,817
Bolivia	437,460	–	9,358,834	666,129	10,462,423	835,594	–	11,850,504	801,894	13,487,992
Chile	483,541	–	2,821,134	596,693	3,901,368	300,827	–	2,224,616	626,907	3,152,350
Brazil	8,847	–	1,460,091	299,662	1,768,600	9,037	–	1,632,544	268,174	1,909,755
Panama	5,435	–	338,265	307,071	650,771	43,748	–	359,932	229,945	633,625
Mexico	7,383	–	90,081	444,547	542,011	55,729	–	183,334	467,970	707,033
Canada	61,944	–	14,582	179,503	256,029	5,608	–	108,618	149,235	263,461
Europe:
United Kingdom	434,045	–	58,512	246,791	739,348	191,072	–	10,498	249,702	451,272
Spain	97,652	–	786,809	277,573	1,162,034	13,561	–	6,755	228,626	248,942
France	75,950	–	28,279	125,625	229,854	113,112	–	17,305	120,194	250,611
Switzerland	10	–	163	23,772	23,945	–	–	1,616	47,974	49,590
Luxembourg	79,281	–	336,275	5,316	420,872	77,777	–	7,474	2,961	88,212
Netherlands	–	–	2,436	13,501	15,937	–	–	728	35,014	35,742
Others in Europe	117,991	–	53,363	80,250	251,604	79,762	–	190,632	75,014	345,408
Others	26,341	368,273	1,195,293	819,960	2,409,867	24,904	83,564	717,501	804,958	1,630,927
Total	6,188,424	992,429	207,798,767	39,034,726	254,014,346	5,620,134	932,734	199,190,749	40,142,638	245,886,255
(*)It includes non-trading investments that did not pass SPPI test.
(**)OCI: Other comprehensive income.
g)    Offsetting financial assets and liabilities -
The Group has financial assets and liabilities that:
-Are offset in the Group’s consolidated statement of financial position; or
-Are subject to an enforceable master netting agreement or similar agreement covering similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position.
Similar arrangements include derivative netting agreements, master repurchase agreements and master securities lending agreements. Similar financial instruments include derivatives, accounts receivable from reverse repurchase agreements and securities financing transactions, and payables from repurchase agreements and securities lending transactions. Financial instruments such as loans and deposits are not disclosed in the following tables, as they are not offset in the consolidated statement of financial position.
The offsetting framework contract issued by the International Swaps and Derivatives Association Inc. (“ISDA”) and similar master offsetting arrangements do not meet the criteria for offsetting in the statement of financial position, because said agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle said instruments on a net basis or to realize the assets and settle the liabilities simultaneously.
The Group receives and gives collateral in the form of cash and trading securities in respect of the following transactions:
-Derivatives,
-Accounts receivable from reverse repurchase agreements and securities borrowing;
-Payables from repurchase agreements and securities lending

Such collateral adheres to standard industry terms including, when appropriate, an ISDA Credit Support Annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction must be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions upon the counterparty’s failure to return the respective collateral.
Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2025
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,231,865	1,231,865	(499,494)	(438,073)	294,298
Cash collateral, reverse repurchase agreements and securities borrowing	2,177,200	2,177,200	(350,854)	(12,635)	1,813,711
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	6,314,420	6,314,420	(5,302,304)	–	1,012,116
Total	9,723,485	9,723,485	(6,152,652)	(450,708)	3,120,125

	2024
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	904,791	904,791	(310,932)	(37,615)	556,244
Cash collateral, reverse repurchase agreements and securities borrowing	1,033,177	1,033,177	–	(19,151)	1,014,026
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	6,997,811	6,997,811	(6,159,186)	–	838,625
Total	8,935,779	8,935,779	(6,470,118)	(56,766)	2,408,895
Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2025
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,047,907	1,047,907	(499,494)	(275,272)	273,141
Payables on repurchase agreements and securities lending	8,243,787	8,243,787	(5,302,304)	(6,293)	2,935,190
Total	9,291,694	9,291,694	(5,801,798)	(281,565)	3,208,331

	2024
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	819,473	819,473	(310,932)	(1,115,338)	(606,797)
Payables on repurchase agreements and securities lending	9,060,710	9,060,710	(6,692,254)	(362,723)	2,005,733
Total	9,880,183	9,880,183	(7,003,186)	(1,478,061)	1,398,936
The gross amounts of financial assets and liabilities disclosed in the above tables have been measured in the consolidated statement of financial position on the following basis:
-Derivative assets and liabilities are measured at fair value.
-Accounts receivable from resale agreements and securities financing and accounts payable from repurchase agreements and securities lending are measured at amortized cost.
The difference between the balance recognized in the consolidated statement of financial position and the amounts presented in the preceding tables for derivatives (presented under Other assets, Note 12(c), receivables from resale agreements and securities financing, and payables from repurchase agreements and securities lending at fair value through profit or loss, relates to financial instruments that are outside the scope of offsetting disclosures.
30.2    Market risk -
The Group has exposure to market risk, which is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks arise from open positions in interest rates, currency, commodities, and equity products; all of which are exposed to general and specific market movements and changes in the level of volatility of prices such as interest rates, credit spreads, foreign exchange rates and equity prices. Due to the order of the Group’s current activities, commodity price risk has not been approved, so this type of instrument is not agreed.
The Group separates exposures to market risk in two groups: (i) those that arise from value fluctuation of trading portfolios recognized at fair value through profit or loss due to movements of market rates or prices (Trading Book) and (ii) those that arise from changes in the structural positions of non-trading portfolios due to movements of the interest rates, prices and foreign exchange ratios (Banking Book) and that are recorded at amortized cost and at fair value with changes in other comprehensive income, this is due to movements in interest rates, prices and currency exchange rates.
The risks that trading portfolios face are managed through Value at Risk (VaR) historical simulation techniques; while non-trading portfolios (Banking Book) are monitored using rate sensitivity metrics, which are a part of Asset and Liability Management (ALM).
a)Trading Book –
The trading book is characterized for having liquid positions in stocks, bonds, foreign currencies, and derivatives, arising from market-making transactions where the Group acts as principal with the clients or with the market. This portfolio includes investments and derivatives classified by Management as held for trading.
(i)Value at Risk (VaR) –
The Group applies the VaR approach to its trading portfolio to estimate the market risk of the main positions held and the maximum losses that are expected, based upon a number of assumptions for various changes in market conditions and considering the risk appetite of the subsidiary.
Daily calculation of VaR is a statistically based estimate of the maximum potential loss on the current portfolio from adverse market movements.
VaR expresses the “maximum” amount the Group might lose, but only to a certain level of confidence (99.0 percent). There is therefore a specified statistical probability (1.0 percent) that actual loss could be greater than the VaR estimate. The VaR model assumes a certain “holding period” until positions can be closed (1 - 10 days).
The time horizon used to calculate VaR is one day; however, the one-day VAR is amplified to a 10 days time frame and calculated multiplying the one-day VaR by the square root of 10. This adjustment will be accurate only if the changes in the portfolio in the following days have a normal distribution independent and identically distributed; because of that, the result is multiplied by a non-normality adjustment factor. The limits and consumptions of the VaR are established on the basis of the risk appetite and the trading strategies of each subsidiary.
The evaluation of the movements of the trading portfolio has been based on annual historical information and 72 market risk factors, which are detailed following: 21 market curves, 31 stock prices, 17 mutual fund values and 2 series of volatility. The Group directly applies these historical changes in rates to each position in its current portfolio (method known as historical simulation).
The Group Management considers that the market risk factors, incorporated in their VaR model, are adequate to measure the market risk to which its trading portfolio is exposed.
The use of this approach does not prevent losses outside of these limits in the event of more significant market movements. Losses exceeding the VaR figure may occur, on average under normal market conditions, not more than once every hundred days. VaR limits have been established to control and keep track of all the risks taken. These risks arise from the size of the positions and/or the volatility of the risk factors embedded in each financial instrument. Regular reports are prepared for the Treasury Risk Committee and ALM, the Risk Management Committee and Senior Management.
VaR results are used to generate economic capital estimates by market risk, which are periodically monitored and are part of the overall risk appetite of each subsidiary. Furthermore, at Group level, there is also a limit to the risk appetite of the trading portfolio, which is monitored and informed to the Treasury Risks and ALM Corporate Committee.
In VaR calculation, the effects of the exchange rate are not included because said effects are measured in the net monetary position, see Note 30.2(b)(ii).
The VaR of the Group remained stable as of December 31, 2025. During the period, the VaR remained within the limits of the appetite for risk established by the Risk Management of each subsidiary.
As of December 31, 2025 and 2024, the Group’s VaR by risk type is as follows:

	2025	2024
	S/(000)	S/(000)

Interest rate risk	27,569	29,138
Price risk	1,631	933
Volatility risk	286	462
Diversification effect	(611)	(1,685)
Consolidated VaR by type of risk	28,875	28,848
On the other hand, those instruments that are accounted for at fair value through profit or loss and that are not intended for trading are included in the rate and price sensitivity analysis in the following section. See table of earnings sensitivity at risk, net economic value and price sensitivity.
b)Banking Book –
The non-trading portfolios or, belonging to the banking book (“banking book”), are exposed to different risks, since they are sensitive to movements in market rates, which may result in a negative impact on the value of the assets. with respect to its liabilities, and therefore, in its net worth.
(i)Interest rate risk –
The Banking Book-related interest rate risk arises from eventual changes in interest rates that may adversely affect the expected gains (risk gains) or market value of financial assets and liabilities reported on the balance sheet (net economic value). The Group assumes the exposure to the interest rate risk that may affect their fair value as well as the cash flow risk of future assets and liabilities.
The Risk Committee sets the guidelines regarding the level of unmatched repricing of interest rates that can be tolerated, which is periodically monitored through ALCO.
Corporate policies include guidelines for the management of the Group’s exposure to the interest rate risk. These guidelines are implemented considering the features of each segment of business in which the Group entities operate.
In this regard, Group companies that are exposed to the interest rate risk are those that have yields based on interest, such as credits, investments and technical reserves. Interest rate risk management in Banco de Crédito del Perú, Banco de Crédito de Bolivia, Mibanco - Banco de la Microempresa, Mibanco - Banco de la Microempresa de Colombia, ASB Bank Corp and Pacífico Seguros, is carried out by performing a repricing gap analysis, sensitivity analysis of the financial margin (GER) and sensitivity analysis of the net economic value (VEN). These calculations consider different rate shocks, which are generated through different scenario simulations and consider periods of high volatility.
Analysis of repricing gap -
The repricing gap analysis is intended to measure the risk exposure of interest rate for repricing periods, in which both balance and out of balance assets and liabilities are grouped. This allows identifying those sections in which the rate variations would have a potential impact.
The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2025
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	37,746,584	759,032	1,095,107	2,167,637	2,882,800	6,570,497	51,221,657
Investments (*)	2,206,670	4,454,362	7,626,855	8,288,755	25,180,743	90,321	47,847,706
Loans, net	21,146,870	18,801,001	44,294,644	45,817,210	13,917,135	(1,661,856)	142,315,004
Financial assets designated at fair value through profit or loss	–	–	–	–	–	992,429	992,429
Reinsurance and insurance contract assets	708,560	–	–	–	–	–	708,560
Other assets (**)	544,074	133,545	1,332	–	72,840	4,708,147	5,459,938
Total assets	62,352,758	24,147,940	53,017,938	56,273,602	42,053,518	10,699,538	248,545,294

Liabilities
Deposits and obligations	26,910,364	22,259,382	28,940,310	52,514,477	39,448,884	328,216	170,401,633
Payables from repurchase agreements and securities lending and due to banks and correspondents	6,438,412	5,628,624	1,145,888	2,654,255	2,894,222	157,624	18,919,025
Insurance and reinsurance contract liability	136,545	210,611	599,093	2,460,841	7,610,781	3,246,284	14,264,155
Financial liabilities at fair value through profit or loss	–	–	–	–	–	1,055,893	1,055,893
Bonds and notes issued	226,853	423,133	2,866,745	7,532,602	2,707,559	268,643	14,025,535
Other liabilities (**)	1,219,594	25,236	10,043	12	129,525	4,678,502	6,062,912
Equity	–	–	–	–	–	39,096,109	39,096,109
Total liabilities and equity	34,931,768	28,546,986	33,562,079	65,162,187	52,790,971	48,831,271	263,825,262

Off-balance-sheet accounts
Derivative financial assets	–	353,115	823,935	–	–	–	1,177,050
Derivative financial liabilities	504,450	–	184,965	502,585	–	–	1,192,000
	(504,450)	353,115	638,970	(502,585)	–	–	(14,950)
Marginal gap	26,916,540	(4,045,931)	20,094,829	(9,391,170)	(10,737,453)	(38,131,733)	(15,294,918)
Accumulated gap	26,916,540	22,870,609	42,965,438	33,574,268	22,836,815	(15,294,918)	–
(*)Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.
(**)Other assets and Other liabilities include only financial instruments, excluding accounts receivable and accounts payable, respectively, arising from trading derivatives.

	2024
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	35,573,543	1,085,329	1,609,783	2,012,826	2,342,288	6,064,604	48,688,373
Investments (*)	1,548,776	3,604,634	10,192,970	12,690,421	20,926,450	147,264	49,110,515
Loans, net	19,023,450	17,337,262	40,333,482	46,077,476	16,239,454	(1,273,828)	137,737,296
Financial assets designated at fair value through profit or loss	–	–	–	–	–	932,734	932,734
Reinsurance and insurance contract assets	841,170	–	–	–	–	–	841,170
Other assets (**)	110,454	–	–	–	74,073	3,675,254	3,859,781
Total assets	57,097,393	22,027,225	52,136,235	60,780,723	39,582,265	9,546,028	241,169,869

Liabilities
Deposits and obligations	30,965,685	20,248,915	35,585,502	47,713,442	26,875,898	452,624	161,842,066
Payables from repurchase agreements and securities lending and due to banks and correspondents	3,371,128	6,893,979	4,410,854	1,749,262	3,074,502	315,370	19,815,095
Insurance and reinsurance contract liability	121,965	189,997	582,662	2,149,411	7,271,617	3,106,633	13,422,285
Financial liabilities at fair value through profit or loss	–	–	–	–	–	151,485	151,485
Bonds and notes issued	2,913,005	2,108,291	3,977,975	5,284,838	2,787,909	196,425	17,268,443
Other liabilities (**)	442,572	–	–	4	101,587	5,220,609	5,764,772
Equity	–	–	–	–	–	34,977,234	34,977,234
Total liabilities and equity	37,814,355	29,441,182	44,556,993	56,896,957	40,111,513	44,420,380	253,241,380

Off-balance-sheet accounts
Derivative financial assets	865,949	508,140	592,591	564,599	–	–	2,531,279
Derivative financial liabilities	1,382,049	112,920	354,289	658,699	–	–	2,507,957
	(516,100)	395,220	238,302	(94,100)	–	–	23,322
Marginal gap	18,766,938	(7,018,737)	7,817,544	3,789,666	(529,248)	(34,874,352)	(12,048,189)
Accumulated gap	18,766,938	11,748,201	19,565,745	23,355,411	22,826,163	(12,048,189)	–
(*)Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.
(**)Other assets and Other liabilities include only financial instruments, excluding accounts receivable and accounts payable, respectively, arising from trading derivatives.
Sensitivity to changes in interest rates -
The sensitivity analysis of a reasonable possible change in interest rates on the banking book comprises an assessment of the sensitivity of the financial margins that seeks to measure the potential changes in the interest accruals over a period of time and the expected movement of the interest rate curves, as well as the sensitivity of the net economic value, which is a long-term metric measured as the difference arising between the Net Economic Value of assets and liabilities before and after a variation in interest rates.
The sensitivity of the financial margin is the effect of the assumed changes in interest rates on the net financial interest income before income tax and non-controlling interest for one year, based on non-trading financial assets and financial liabilities held as of December 31, 2025 and 2024, including the effect of derivative instruments.
The sensitivity of the Net Economic Value is calculated by reassessing the financial assets and liabilities sensitive to rates, except for the trading instruments, including the effect of any associated hedge, and derivative instruments designated as a cash flow hedge. Regarding rate risk management, no distinction is made by accounting category for the investments that are considered in these calculations.
The results of the sensitivity analysis regarding changes in interest rates at December 31, 2025 and 2024 are presented below:

2025
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of net economic value
			S/(000)		S/(000)
Soles	+/-	50	+/-	51,429	-/+	297,149
Soles	+/-	75	+/-	77,143	-/+	445,724
Soles	+/-	100	+/-	102,857	-/+	594,298
Soles	+/-	150	+/-	154,286	-/+	891,447
U.S. Dollar	+/-	50	+/-	173,047	+/-	338,248
U.S. Dollar	+/-	75	+/-	259,571	+/-	507,372
U.S. Dollar	+/-	100	+/-	346,095	+/-	676,496
U.S. Dollar	+/-	150	+/-	519,142	+/-	1,014,745

2024
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of net economic value
			S/(000)		S/(000)
Soles	+/-	50	+/-	30,754	-/+	425,783
Soles	+/-	75	+/-	46,132	-/+	638,675
Soles	+/-	100	+/-	61,509	-/+	851,567
Soles	+/-	150	+/-	92,263	-/+	1,277,350
U.S. Dollar	+/-	50	+/-	134,532	+/-	191,211
U.S. Dollar	+/-	75	+/-	201,798	+/-	286,816
U.S. Dollar	+/-	100	+/-	269,064	+/-	382,421
U.S. Dollar	+/-	150	+/-	403,595	+/-	573,632
The interest rate sensitivities set out in the table above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro-forma movements in the net interest income based on the projected yield curve scenarios and the Group’s current interest rate risk profile. This effect, however, does not incorporate actions that would be taken by Management to mitigate the impact of this interest rate risk.
The Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The projections above also assume that the interest rate of all maturities moves by the same amount and, therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged.
As of December 31, 2025 and 2024, investments in equity securities and funds that are non-trading, recorded at fair value through other comprehensive income and at fair value through profit or loss, respectively, are not considered as comprising investment securities for interest rate sensitivity calculation purposes; however, a 10.0, 25.0 and 30.0 percent of changes in market prices is conducted to these price-sensitivity securities.
The market price sensitivity tests as of December 31, 2025 and 2024 are presented below:

Equity securities
Measured at fair value through other comprehensive income	Change in market prices	2025	2024
	%	S/(000)	S/(000)

Equity securities	+/-10	9,032	14,726
Equity securities	+/-25	22,581	36,816
Equity securities	+/-30	27,097	44,179

Funds
Measured at fair value through profit or loss	Change in market prices	2025	2024
	%	S/(000)	S/(000)

Participation in mutual funds	+/-10	70,494	62,216
Participation in mutual funds	+/-25	176,234	155,539
Participation in mutual funds	+/-30	211,481	186,647
Restricted mutual funds	+/-10	33,616	31,820
Restricted mutual funds	+/-25	84,040	79,549
Restricted mutual funds	+/-30	100,848	95,459
Participation in RAL funds	+/-10	12,539	43,250
Participation in RAL funds	+/-25	31,348	108,126
Participation in RAL funds	+/-30	37,618	129,751
Investment funds	+/-10	149,817	140,196
Investment funds	+/-25	374,542	350,489
Investment funds	+/-30	449,451	420,587
Exchange Trade Funds	+/-10	3,410	3,931
Exchange Trade Funds	+/-25	8,524	9,827
Exchange Trade Funds	+/-30	10,229	11,793
(ii)Foreign currency exchange risk –
The Group is exposed to fluctuations in foreign currency exchange rates, which impact net open monetary positions and equity positions in a different currency than the group's functional currency.
The group's monetary position is made up of the net open position of monetary assets, monetary liabilities and off-balance sheet items expressed in foreign currency for which the entity itself assumes the risk; as well as the equity position generated by the investment in the group's subsidiaries whose functional currency is different from soles. In the first case, any appreciation/depreciation of the foreign currency would affect the consolidated income statement, on the contrary, in the case of the equity position, any appreciation/depreciation of the foreign currency will be recognized in the consolidated statement of comprehensive income.
The Group manages foreign currency exchange risk, which affects the consolidated statement of income, by monitoring and controlling currency positions exposed to movements in exchange rates. The market risk units of each subsidiary establish limits for said positions, which are approved by their own committees, and monitor and follow up the limits considering their foreign exchange trading positions, their most structural foreign exchange positions, as well as their sensitivities. Additionally, there is a monetary position limit at the Credicorp level, which is monitored and reported to the Group's Risk Committee.
On the other hand, the Group manages foreign currency exchange risk whose fluctuation is recognized in other comprehensive income, monitoring and controlling equity positions and their sensitivities, which are reported to the Group's Risk Committee.
Net foreign exchange gains/losses recognized in the consolidated statement of income are disclosed in the following items:
-Net gain on foreign exchange transactions.
-Net gain on derivatives held for trading.
-Net exchange difference result.
As of December 31, 2025, the foreign currency in which the Group has the greatest exposure is the U.S. Dollar. The free market-exchange rate for purchase and sale transactions of each U.S. Dollar as of December 31, 2025 was S/3.363 (S/3.764 as of December 31, 2024).
Foreign currency transactions are made at market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31, 2025 and 2024, the net open monetary position with effect on results and the equity position of the Group was as follows:

	2025			2024
	U.S. Dollar	Other currencies	Total	U.S. Dollar	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total monetary assets	92,302,409	403,672	92,706,081	93,696,321	435,107	94,131,428
Total monetary liabilities	(82,319,334)	(78,107)	(82,397,441)	(86,859,546)	(104,858)	(86,964,404)
	9,983,075	325,565	10,308,640	6,836,775	330,249	7,167,024

Currency derivatives	(9,163,066)	174,608	(8,988,458)	(6,142,485)	144,889	(5,997,596)

Net monetary position with effect on consolidated statement of income	820,009	500,173	1,320,182	694,290	475,138	1,169,428

Net monetary position with effect on equity	1,157,602	2,355,753	3,513,355	754,769	2,291,428	3,046,197

Net monetary position	1,977,611	2,855,926	4,833,537	1,449,059	2,766,566	4,215,625
As of December 31, 2025, the monetary position with effect on equity in other currencies consists mainly of the equity of subsidiaries in Bolivianos for S/799.2 million, in Colombian pesos for S/1,031.4 million, in Chilean pesos for S/522.5 million, among other minor amounts. As of December 31, 2024, the monetary position with effect on equity was in Bolivianos S/962.7 million, in Colombian pesos S/901.3 million, in Chilean pesos S/425.7 million, among other minor items.
Starting in March 2025, Management has decided to use, for the conversion of its investments in companies incorporated in Bolivia, the exchange rate applied by financial institutions, as published on March 14, 2025 in Circular No. 857/2025 issued by the Financial System Supervisory Authority of Bolivia (ASFI), as this determines the value at which Bolivian financial institutions can buy/sell U.S. Dollars. This update has resulted in a decrease in the Group’s consolidated statement of financial position of S/2,315.2 million in assets, S/2,193.8 million in liabilities, and S/121.5 million in equity as of December 31, 2025.
The following tables show the sensitivity analysis of the main currencies to which the Group is exposed, and which affect the consolidated statement of income and other comprehensive income as of December 31, 2025 and 2024.
The analysis determines the effect of a reasonably possible variation of the exchange rate against Sol for each of the currencies independently, considering all other variables constant. A negative amount shows a potential net reduction in the consolidated income statement and other comprehensive income, while a positive amount reflects a potential increase.
The sensitivity analysis of the foreign currency position with an effect on the consolidated income statement as of December 31, 2025 and December 31, 2024 is shown below, with the U.S. Dollar as the main currency of exposure:

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to U.S. Dollar	5	39,048	33,061
Soles in relation to U.S. Dollar	10	74,546	63,117

Appreciation -
Soles in relation to U.S. Dollar	5	(43,158)	(36,542)
Soles in relation to U.S. Dollar	10	(91,112)	(77,143)
The following is a sensitivity analysis of the foreign exchange position with effect on the consolidated statement of comprehensive income, with the U.S. Dollar, Boliviano, Colombian peso and Chilean peso as the main currencies of exposure. This analysis is shown as of December 31, 2025 and 2024:

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to U.S. Dollar	5	55,124	35,941
Soles in relation to U.S. Dollar	10	105,237	68,615

Appreciation -
Soles in relation to U.S. Dollar	5	(60,926)	(39,725)
Soles in relation to U.S. Dollar	10	(128,622)	(83,863)

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to Boliviano	5	38,056	45,842
Soles in relation to Boliviano	10	72,652	87,516

Appreciation -
Soles in relation to Boliviano	5	(42,062)	(50,667)
Soles in relation to Boliviano	10	(88,797)	(106,964)

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to Colombian Peso	5	49,115	42,919
Soles in relation to Colombian Peso	10	93,765	81,936

Appreciation -
Soles in relation to Colombian Peso	5	(54,285)	(47,437)
Soles in relation to Colombian Peso	10	(114,602)	(100,144)

Currency rate sensitivity	Change in currency rates	2025	2024
	%	S/(000)	S/(000)
Depreciation -
Soles in relation to Chilean Peso	5	24,882	20,272
Soles in relation to Chilean Peso	10	47,501	38,702

Appreciation -
Soles in relation to Chilean Peso	5	(27,501)	(22,406)
Soles in relation to Chilean Peso	10	(58,057)	(47,302)
30.3    Liquidity risk
Liquidity risk is the risk that the Group is unable to meet its short-term payment obligations associated with its financial liabilities when they fall due and to replace funds when they are withdrawn. In this sense, the company that is facing a liquidity crisis would be failing to comply with the obligations to pay depositors and with commitments to lend or satisfy other operational cash needs.
The Group is exposed to daily cash requirements, interbank deposits, current accounts, time deposits, use of loans, guarantees and other requirements. The Management of the Group's subsidiaries establishes limits for the minimum funds amount available to cover such cash withdrawals and on the minimum level of inter-bank and other borrowing facilities that should be in place to cover withdrawals at unexpected levels of demand. Sources of liquidity are regularly reviewed by the corresponding risk teams to maintain a wide diversification by currency, geography, type of funding, provider, producer and term.
The procedure to control the mismatching of the maturities and interest rates of assets and liabilities is fundamental to the management of the Group. It is unusual for banks to be completely matched, as transacted business is often based on uncertain terms and of different types. An unmatched position potentially enhances profitability, but also increases liquidity risk, which generates exposure to potential losses.
Maturities of assets and liabilities and the ability to replace them, at an acceptable cost are important factors in assessing the liquidity of the Group.
A mismatch, in maturity of long-term illiquid assets against short-term liabilities, exposes the consolidated statement of financial position to risks related both to rollover and to interest rates. If liquid assets do not cover maturing debts, an consolidated statement of financial position is vulnerable to a rollover risk. Furthermore, a sharp increase in interest rates can dramatically increase the cost of rolling over short-term liabilities, leading to a rapid increase in debt cost. The contractual-maturity gap report is useful in showing liquidity characteristics.
Corporate policies have been implemented for liquidity risk management by the Group. These policies are consistent with the particular characteristics of each operating segment in which each of the Group companies operate. Risk Management heads set up limits and autonomy models to determine the adequate liquidity indicators to be managed.
Commercial banking and Microfinance:
Liquidity risk exposure in Banco de Crédito del Perú, Banco de Crédito de Bolivia, Mibanco – Banco de la Microempresa and Mibanco - Banco de la Microempresa de Colombia is based on indicators such as the Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) which measures the amount of liquid assets available to meet cash outflows needs within a given stress scenario for a period of 30 days and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym), which is intended to guarantee that long-term assets are financed at least with a minimum number of stable liabilities within a prolonged liquidity crisis scenario and works as a minimum compliance mechanism that supplements the RCLI. The core limits of these indicators are 100.0 percent, and any excess are presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and the Assets Liabilities Committee (ALCO) of the respective subsidiary.
Insurances and Pensions:
Insurances: Liquidity risk management in Pacífico Seguros follows a particular approach given the nature of the business. For annually renewable businesses, mainly general insurance, the emphasis of liquidity is focused on the quick availability of resources in the event of a systemic event (e.g. earthquake); for this purpose, there are minimum investment indicators in place relating to local cash/time deposits and foreign fixed-income instruments of high quality and liquidity.
On the long-term business side (life insurance), given the nature of the products offered and the contractual relationship with customers (the liquidity risk is not material); the emphasis is on maintaining sufficient flow of assets and matching their maturities with maturities of liabilities; for this purpose there are indicators that measure the asset/liability sufficiency and adequacy as well as calculations or economic capital subject to interest rate risk, this last under the methodology of Credicorp
Pensions: Liquidity risk management in AFP Prima is carried out in a differentiated manner between the fund administrator and the funds being managed. Liquidity management regarding the fund administrator is focused on hedge meeting periodic operating expense needs, which are supported with the collection of commissions. The fund administering entity does not record unexpected outflows of liquidity.
Investment banking:
Liquidity risk in Credicorp Capital Ltd principally affects the security brokerage. In managing this risk, limits of use of liquidity have been established as well as mismatching by dealing desk; follow-up on liquidity is performed on a daily basis for a short-term horizon covering the coming settlements. If short-term unmatched maturities are identified, repos are used. On the other hand, structural liquidity risk of Credicorp Capital is not significant given the low levels of debt, which is monitored regularly using financial planning tools.
In the case of ASB Bank Corp., the risk liquidity management performs through indicators such as Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym) with the core limits of 100.0 percent and any excess is presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and the Assets Liabilities Committee (ALCO) of the respective subsidiary.
Companies perform a liquidity risk management using the liquidity Gap or contractual maturity Gap.
The following table presents the cash outflows to be paid and cash inflows from financial assets to be collected by the Group, classified by remaining contractual maturities (including future interest payments), as of the date of the consolidated statement of financial position. The amounts disclosed in the table represent undiscounted contractual cash flows; therefore, they do not correspond to the balances presented in the statement of financial position, which represent values as of the end of the reporting period. Below, we present the detailed breakdown:

	2025						2024
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets	56,775,341	27,123,607	64,960,715	84,472,301	57,839,707	291,171,671	48,594,583	26,281,483	65,297,685	87,773,303	54,682,216	282,629,270

Financial liabilities by type -
Deposits and obligations	27,960,099	22,565,903	32,327,179	49,272,562	38,920,715	171,046,458	30,985,483	20,512,659	40,067,393	45,138,302	26,735,551	163,439,388
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	5,316,312	3,911,664	2,468,798	4,853,520	3,765,726	20,316,020	3,697,052	5,382,691	4,441,442	4,079,266	3,918,189	21,518,640

Financial liabilities designated at fair value through profit or loss	1,055,893	–	–	–	–	1,055,893	151,485	–	–	–	–	151,485
Bonds and notes issued	453,752	521,224	3,251,896	9,223,703	3,436,539	16,887,114	3,185,435	2,213,666	4,260,484	6,629,122	3,062,721	19,351,428
Lease liabilities	245,001	25,443	77,893	299,620	80,465	728,422	31,147	33,499	93,536	229,166	104,285	491,633
Other liabilities	4,937,226	696,978	115,089	22,892	1,321,725	7,093,910	4,086,668	297,762	234,627	27,317	1,921,410	6,567,784
Total liabilities	39,968,283	27,721,212	38,240,855	63,672,297	47,525,170	217,127,817	42,137,270	28,440,277	49,097,482	56,103,173	35,742,156	211,520,358

Derivative financial liabilities -
Contractual amounts receivable (inflows)	720,741	480,314	1,080,425	1,560,389	183,588	4,025,457	1,960,811	3,420,416	4,858,373	1,013,090	20,320	11,273,010
Contractual amounts payable (outflows)	718,192	492,021	1,103,870	1,588,286	195,688	4,098,057	1,955,324	3,416,357	4,877,328	1,034,592	21,027	11,304,628
Total liabilities	2,549	(11,707)	(23,445)	(27,897)	(12,100)	(72,600)	5,487	4,059	(18,955)	(21,502)	(707)	(31,618)
30.4    Non-financial risk -
A non-financial risk (NFR) is broadly defined by exclusion, encompassing any risk other than financial market, credit and liquidity risks. NFR may have substantial negative strategic, commercial, economic and/or reputational implications. They include operational risks as defined by Basel's seven types of operational risk events, as well as other significant risks such as technology, cyber, conduct, model, compliance, strategic and third-party risks.
The management of non-financial risks has become increasingly challenging due to the added complexity of rapid technological advancements, extensive process automation, greater reliance on systems rather than people, and transformational processes. These changes in the way financial institutions operate have led to new risk exposures, including attacks affecting the Group's services, data theft and online fraud.
30.5    Operational risk -
Operational risk is the possibility of incurring losses due to inadequate processes, human error, information technology failures, third party relationships or external events. These risks can result in financial losses and have legal or regulatory compliance consequences, but they exclude strategic or reputational risk (except for companies under Colombian regulations, where reputational risk is included in operational risk).
Operational risks are categorized into internal fraud, external fraud, labor relations and job security, customer relations, business products and practices, damage to material assets, business and systems interruption, and failures in process, execution, delivery and management.
One of the Group’s pillars is to cultivate an efficient risk culture. To achieve this, it records operational risks and their respective process controls. The risk map allows for the monitoring, prioritization and proposed treatment of these risks according to established governance. Additionally, the Group actively manages cybersecurity and fraud prevention, aligning with best international practices.
The business continuity management system enables the establishment, implementation, operation, monitoring, review, maintenance, and improvement of business continuity based on best practices and regulatory requirements. The Group implements recovery strategies for resources that support critical products and services, which are periodically tested to measure the effectiveness of these strategies.
In managing operational risk, cybersecurity, fraud prevention and business continuity, corporate guidelines are utilized, methodologies and best practices are shared among the Group's companies.
We also have recovery mechanisms for the materialization of operational risks, primarily through insurance policies contracted for all Credicorp Group companies in the international market. These policies cover losses due to fraud events, professional liability, cyber risks, and directors' liability. Additionally, we have insurance policies individually contracted by Credicorp companies in the local market that cover losses due to material damage to physical assets and civil liability.
30.6    Cybersecurity -
Credicorp directs its efforts towards cost-efficient strategies to minimize the exposure to cybersecurity risk. To this end, it implements different levels of controls adapted to the different areas and potentially vulnerable companies. In addition, it maintains a significant investment program that ensures the availability of technologies and processes necessary to protect the Group's operations and assets.
Within the framework of cybersecurity governance, the Group has a Credicorp CISO and a corporate team dedicated to implementing and ensuring compliance with the cybersecurity strategy across all companies. A corporate strategy and plan has been established that includes implementation priorities and improvements, adapted to each company’s specific context. These lines of work comprise the Cybersecurity Strategy, which is constantly reviewed considering the global scenario, risk profile, standards, frameworks and regulations, with the aim of ensuring business continuity, resilience and data privacy. In addition, a robust cybersecurity framework is adopted that allows adjusting cybersecurity controls for each Group company, managing and remediating vulnerabilities in an early and timely manner.
The Group also has an awareness and continuous training program for its employees, fostering a culture of cybersecurity awareness in all companies. In addition, cybersecurity indicators are used to ensure alignment between operations and the Group's business strategy.
Group companies have third-party governance policies in place, which establish the security requirements to be met by service providers, compliance with which is mandatory.
Finally, asset information security management is carried out through a systematic process, documented and known throughout the organization, following best practices and regulatory requirements. Guidelines based on policies and procedures are designed and developed to guarantee the availability, confidentiality and integrity of the information.
30.7    Corporate Security, Investigations and Cybercrime Management -
As part of the management of non-financial risks, the Corporate Security, Investigations and Cybercrime Area is responsible for detecting and responding to incidents involving fraud, cybercrime and physical security.
These efforts led out by specialized teams in investigations, cybercrime, electronic security, disaster management, and strategic intelligence activities, including social conflicts. Likewise, new capabilities have been incorporated into our infrastructure’s video surveillance system, which not only ensures compliance with new standards and regulations but also facilitates the integration of next-generation video intelligence functions. These include intelligent cameras supported by algorithms, analytics, and artificial intelligence, thus optimizing risk management with the expanded reach provided by current technology.
Finally, we contribute to the security of the Financial System are made through collaborative efforts carried out at both the local and regional levels. At the local level, these efforts are channeled through participation in the Association of Banks of Peru (ASBANC, by its acronym in Spanish), while at the Latin American level, they are conducted through the Committee of Security Experts of the Latin American Federation of Banks (FELABAN, by its acronym in Spanish).
30.8    Model Risk -
The Group uses models for different purposes such as credit admission, capital calculation, behavior, provisions, market risk, liquidity, among others.
Model risk is defined as the probability of loss resulting from decisions (credit, market, among others) based on the use of poorly designed and/or poorly implemented models. The sources that generate this risk are mainly: deficiencies in data, errors in the model (from design to implementation), use of the model.
The management of model risk is proportional to the importance of each model. In this sense, a concept of “tiering” (measurement system that orders the models depending to the importance according to the impact on the business) is defined as the main attribute to synthesize the level of importance or relevance of a model, from which is determined the intensity of the model risk management processes to be followed.
Model risk management is structured around a set of processes known as the life cycle of the model. The definition of phases of the life cycle of the model in the Group is detailed below: Identification, Planning, Development, Internal Validation, Approval, Implementation and use, and Monitoring and control.
30.9    Risk of the insurance activity -
The main risk faced by the Group in insurance contracts is that the actual cost of claims and payments, or the timing thereof, differ from expectations. This is influenced by the frequency of claims, the severity of claims, the actual benefits paid and the subsequent development of claims over the long term. The Group's objective is therefore to ensure that sufficient reserves are available to cover these liabilities.
Risk exposure is mitigated by diversification through a large portfolio of insurance contracts and by having different lines of business. Risks are also mitigated by careful selection and implementation of strategic underwriting guidelines, as well as the use of reinsurance agreements. Reinsurance underwriting is diversified in such a way that the Group is not dependent on any particular reinsurer; likewise, the Group's operations are not dependent on any particular reinsurance contract.
Life insurance contracts -
The main risks that the Group is exposed to are mortality, morbidity, longevity, investment yield and flow, losses arising from policies due to the expense incurred being different than expected, and the policyholder decision; all of which, do not vary significantly in relation to the location of the risk insured by the Group, type of risk insured or industry.
The Group’s underwriting strategy is designed to ensure that risks are well diversified in terms of type of risk and level of insured benefits. This is achieved through diversification across insurable risks, the use of medical screening in order to ensure that pricing takes account of current health conditions and family medical history, regular review of actual claims experience and product pricing, as well as detailed claims handling procedures. Underwriting limits are in place to enforce appropriate risk selection criteria. For example, the Group has the right not to renew individual policies, it can impose deductibles and it has the right to reject the payment of fraudulent claims.
For contracts when death or disability is the insured risk, the significant factors that could increase the overall frequency of claims are epidemics, widespread changes in lifestyle and natural disasters, resulting in more claims than expected.
For retirement, survival and disability annuities contracts, the most significant factor is continuing improvement in medical science and social conditions that increase longevity.
Non-life insurance contracts (general insurance and healthcare) -
The Group mainly issues the following types of non-life general insurance contracts: automobile, technical branches, business and healthcare insurances. Healthcare contracts provide medical expense cover to policyholders. Risks under non-life insurance policies usually cover 12 months.
For general insurance contracts the most significant risks arise from climate changes, natural disasters and other type of damages. For healthcare contracts the most significant risks arise from lifestyle changes, epidemics and medical science and technology improvements. The above risk exposures are mitigated by diversification across a large portfolio of insurance contracts and by having different lines of business. The sensitivity of risk is improved by careful selection and implementation of underwriting strategies of insurance contracts, which are designed to ensure that risks are diversified in terms of type of risks and level of insured benefits. This is achieved, in various cases, through diversification across industry sectors and geographic location.
Furthermore, strict claim review policies to assess all new and ongoing claims and in process of settlement, regular detailed review of claims handling procedures and frequent investigation of possible fraudulent claims are all policies and procedures put in place to reduce the Group’s risk exposure. Insurance contracts also entitle the Group to pursue third parties for payment of some or all costs. Also, the Group actively manages and promptly pursues claims, in order to reduce its exposure to unpredictable future developments that can negatively impact the Group.
The Group has also limited its exposure by imposing maximum claim amounts on certain contracts as well as the use of reinsurance arrangements in order to limit its exposure to catastrophic events.
Claims development table:
The following table presents the estimates of accumulated incurred claims measured under the PAA, mainly as of December 31, 2025:

	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,923,936	1,620,489	1,179,383	1,426,645	1,597,362	2,162,977	1,397,741	1,680,689	1,399,261	1,490,574	15,879,057
1 year later	1,390	3,450	3,561	2,321	9,853	44,296	70,983	104,804	254,237	199,398	694,293
2 years later	1,447	83	2,196	2,788	2,045	8,055	30,262	72,363	101,636	98,789	319,664
3 years later	2,162	27	78	2,462	2,424	2,109	9,012	27,570	72,489	32,038	150,371
4 years later	232	622	41	130	1,513	3,386	2,211	9,711	23,323	17,705	58,874
5 years later	–	179	600	51	102	1,671	4,586	1,821	27,137	15,608	51,755
6 years later	–	–	158	968	20	27	2,639	3,139	2,454	11,794	21,199
7 years later	–	–	–	169	770	27	89	3,089	2,923	8,417	15,484
8 years later	–	–	–	–	216	350	13	15	2,711	11,742	15,047
9 years later	–	–	–	–	–	466	1,501	480	737	525	3,709
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,929,167	1,624,850	1,186,017	1,435,534	1,614,305	2,223,364	1,519,037	1,903,681	1,886,908	1,886,590	17,209,453
Liabilities / Gross Obligations accumulated by claims	12,904	6,087	12,615	11,535	38,043	148,659	233,355	346,916	576,782	1,058,432	2,445,328
Discount event	(1,570)	(756)	(1,377)	(1,164)	(3,273)	(8,802)	(18,875)	(25,155)	(37,617)	(50,549)	(149,138)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	3,540	17,589	21,129
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	32,599
Gross provision for incurred claims	11,334	5,331	11,238	10,371	34,770	139,857	214,480	321,761	542,705	1,025,472	2,349,918

As of December 31, 2025, liabilities for incurred claims amounting to S/3,686.0 million also include liabilities related to the pension and SCTR businesses of approximately S/1,223.0 million, as well as other minor liabilities amounting to S/113.0 million, the uncertainty regarding the amount and timing of payments of which is typically resolved within a period of less than one year.
The following table presents the estimates of accumulated incurred claims measured under the PAA, mainly as of December 31, 2024:

	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,637,838	1,047,428	1,602,775	1,152,556	1,426,087	1,548,529	2,106,530	1,379,742	1,564,601	1,491,978	14,958,064
1 year later	2,458	1,999	2,917	5,830	15,447	21,123	107,965	167,943	172,015	670,047	1,167,744
2 years later	2,052	164	1,889	3,469	4,180	11,051	39,861	127,303	85,383	217,606	492,958
3 years later	3,390	82	92	2,122	2,880	3,500	11,137	31,737	59,927	94,077	208,944
4 years later	–	1,533	46	90	2,389	4,431	4,203	9,776	22,453	67,570	112,491
5 years later	–	–	843	75	144	3,446	6,419	4,076	9,912	17,756	42,671
6 years later	–	–	–	811	81	111	5,158	4,783	4,248	38,738	53,930
7 years later	–	–	–	–	1,419	30	30	2,316	3,339	5,486	12,620
8 years later	–	–	–	–	–	1,028	46	92	2,328	3,322	6,816
9 years later	–	–	–	–	–	–	297	854	244	2,557	3,952
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,645,738	1,051,206	1,608,562	1,164,953	1,452,627	1,593,249	2,281,646	1,728,622	1,924,450	2,609,137	17,060,190
Liabilities / Gross Obligations accumulated by claims	8,317	6,919	7,909	18,380	30,226	56,998	222,417	466,484	454,110	1,698,314	2,970,074
Discount event	(1,614)	(1,021)	(1,015)	(1,900)	(2,849)	(4,729)	(15,369)	(34,248)	(34,104)	(93,068)	(189,917)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	28,729	28,729
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	39,082
Gross provision for incurred claims	6,703	5,898	6,894	16,480	27,377	52,269	207,048	432,236	420,006	1,633,975	2,847,968
As of December 31, 2024, liabilities for incurred claims amounting to S/3,857.0 million also include liabilities related to the pension and SCTR businesses of approximately S/1,001.0 million, as well as other minor liabilities amounting to S/8.0 million, the uncertainty regarding the amount and timing of payments of which is typically resolved within a period of less than one year.

30.10    Capital management -
The Group maintains an actively managed capital base to cover risks inherent in its business. The adequacy of the Group’s capital is monitored using, among other measures, the rules and ratios established by the SBS, the supervising authority of its major subsidiaries and for consolidation purposes. Furthermore, capital management responds to market expectations in relation to the solvency of the Group and to support the growth of the businesses considered in the strategic planning. In this way, the capital maintained by the Group enables it to assume unexpected losses in normal conditions and conditions of severe stress.
The Group’s objectives when managing capital are: (i) to comply with the capital requirements set by the regulators of the markets where the entities within the Group operate; (ii) to safeguard the Group’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; and (iii) to maintain a strong capital base to support the development of its business, in line with the limits and tolerances established in the declaration of Risk Appetite.
As of December 31, 2025, and 2024, the regulatory capital for the subsidiaries amounted to approximately S/43,813.2 million and S/40,009.5 million, respectively. The regulatory capital has been determined in accordance with SBS regulations in force as of said dates. Under the SBS regulations, the Group’s regulatory capital exceeds by approximately S/11,466.7 million the minimum regulatory capital required as of December 31, 2025 (approximately S/10,885.9 million as of December 31, 2024).
30.11    Fair values –
a)    Financial instruments recorded at fair value and fair value hierarchy –
The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Foreign currency forwards	–	547,175	–	547,175	–	161,495	–	161,495
Interest rate swaps	–	455,613	–	455,613	–	489,602	–	489,602
Currency swaps	–	223,448	–	223,448	–	219,648	–	219,648
Foreign exchange options	–	5,532	–	5,532	–	3,018	–	3,018
Cross currency swaps	–	–	–	–	–	29,551	–	29,551
Futures	–	97	–	97	–	1,477	–	1,477
	–	1,231,865	–	1,231,865	–	904,791	–	904,791

Investments at fair value through profit of loss	2,499,724	681,939	1,775,573	4,957,236	2,512,497	625,116	1,577,730	4,715,343
Financial assets at fair value through profit of loss	985,836	6,593	–	992,429	930,627	2,107	–	932,734

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds	4,512,131	8,841,584	90,084	13,443,799	7,094,584	7,292,412	–	14,386,996
Government bonds	10,079,754	2,808,308	–	12,888,062	11,565,309	902,942	–	12,468,251
Certificates of deposit BCRP	390,875	10,493,155	–	10,884,030	–	11,435,757	–	11,435,757
Securitization instruments	–	1,003,639	–	1,003,639	–	714,738	–	714,738
Subordinated bonds	100,258	95,177	–	195,435	42,493	127,455	–	169,948
Negotiable certificates of deposit	–	246,569	–	246,569	–	438,988	–	438,988
Other instruments	10,876	168,577	102,741	282,194	–	282,104	98,592	380,696
Equity instruments	2	77,894	12,425	90,321	15,307	118,735	13,222	147,264
	15,093,896	23,734,903	205,250	39,034,049	18,717,693	21,313,131	111,814	40,142,638

Total financial assets	18,579,456	25,655,300	1,980,823	46,215,579	22,160,817	22,845,145	1,689,544	46,695,506

Financial liabilities
Derivatives financial instruments:
Interest rate swaps	–	396,355	–	396,355	–	353,647	–	353,647
Currency swaps	–	346,591	–	346,591	–	230,848	–	230,848
Foreign currency forwards	–	300,695	–	300,695	–	210,947	–	210,947
Cross currency swaps	–	–	–	–	–	15,491	–	15,491
Foreign exchange options	–	4,263	–	4,263	–	8,420	–	8,420
Futures	–	3	–	3	–	120	–	120
	–	1,047,907	–	1,047,907	–	819,473	–	819,473
Financial liabilities at fair value through profit or loss	–	1,055,893	–	1,055,893	–	151,485	–	151,485

Total financial liabilities	–	2,103,800	–	2,103,800	–	970,958	–	970,958
Financial instruments classified within Level 1 are those measured based on quoted prices obtained in an active market. A financial instrument is considered to be quoted in an active market if prices are readily and regularly available from a centralized trading mechanism, dealer, broker, industry group, pricing service, or regulatory agency, and such prices are regularly derived from arm’s-length market transactions.
Financial instruments classified within Level 2 are measured based on market inputs. This category includes instruments valued using: market prices of similar instruments, whether from active or inactive markets, and other valuation techniques (models) in which all significant inputs are directly or indirectly observable in the market.
Below, we present a description of how the fair value of the Group’s main financial instruments is determined when valuation techniques with observable market inputs are used, incorporating Credicorp’s estimates regarding the assumptions that market participants would use to value these instruments:
Valuation of derivative financial instruments –
Derivatives valued using standard models fed with observable market data (such as interest rate curves, forwards, credit spreads, and implied volatilities) are classified within Level 2.
Interest rate and foreign exchange swaps, as well as foreign exchange forward contracts, are valued using valuation techniques based on observable market inputs. The valuation techniques most frequently used include forward and swap valuation models through present value calculations. These models incorporate various inputs, including counterparties’ credit quality, spot exchange rates, forward rates, and interest rate curves. Options are valued using recognized and generally accepted market models.
A credit valuation adjustment (“CVA”) is applied to the exposure of over-the-counter (OTC) derivatives to consider counterparty default risk when measuring the fair value of derivatives. CVA represents the market cost of protection required to hedge counterparty credit risk in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), loss given default (LGD), and expected exposure (EE) at the time of default.
A debit valuation adjustment (“DVA”) is applied to incorporate Credicorp’s own credit risk into the fair value of its derivatives (i.e., the risk that the Group may fail to meet its contractual obligations), using the same calculation methodology as for CVA.
As of December 31, 2025, the balance of derivative financial instruments receivable and payable amounts to S/1,231.9 million and S/1,047.9 million, respectively (see Note 12(c)), resulting in a DVA and CVA adjustment of approximately S/3.0 million and S/4.8 million respectively. The net effect of both adjustments has been recognized in the consolidated statement of income as a loss of approximately S/0.9 million.
As of December 31, 2024, the balance of derivative financial instruments receivable and payable amounts to S/904.8 million and S/819.5 million, respectively (see Note 12(c)), resulting in a DVA and CVA adjustment of approximately S/3.0 million and S/5.7 million, respectively. The net effect of both adjustments has been recognized in the consolidated statement of income as a loss of approximately S/1.2 million.
-Valuation of debt instruments classified as “fair value through other comprehensive income” and included in Level 1
Financial instruments classified in Level 1 of the fair value hierarchy are measured using quoted (unadjusted) prices in active markets that are directly observable and accessible to the entity at the measurement date.
In these cases, fair value is determined directly from executable market prices derived from frequent and representative transactions carried out under arm’s length conditions, without the need to apply adjustments or use valuation models.
Within this category are sovereign bonds with frequent daily trading, Central Bank Certificates of Deposit issued on the same day, or cases where there is sufficient evidence of observable market transactions.
-Valuation of debt securities classified in the category “at fair value through other comprehensive income” and included in level 2
Instruments are classified within this level when fair value is determined using a valuation model that incorporates observable market inputs, such as sovereign yield curves, benchmark interest rates, credit spreads, or prices of comparable liquid instruments. This criterion applies to instruments whose valuation is based on publicly available and representative information, without requiring significant subjective adjustments.
For example, Central Bank of Peru (BCRP) Certificates of Deposit classified as Level 2, corporate bonds, finance lease bonds, and government treasury bonds are valued by calculating their Net Present Value (NPV) through the discounting of their cash flows, using the relevant zero-coupon yield curves to discount the flows in the respective currency and considering observable market transactions.
Other debt instruments are valued using valuation techniques based on assumptions supported by observable prices from current market transactions, with prices obtained from pricing providers. However, when prices are not determined in an active market, fair value is based on broker quotations and on assets valued using models in which most assumptions are observable in the market.
-Valuation of financial instruments included in level 3
They are measured using valuation techniques (internal models) based on assumptions that are not supported by observable transaction prices in the market for the same instrument, nor by available market data.
In this regard, no significant differences were observed between the estimated fair values and their respective carrying amounts.
b)    Financial instruments not measured at fair value -
We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2025					2024
	Level 1	Level 2	Level 3	Fair value	Carrying amount	Level 1	Level 2	Level 3	Fair value	Carrying amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	49,044,457	–	49,044,457	49,044,457	–	47,655,196	–	47,655,196	47,655,196
Cash collateral, reverse repurchase agreements and securities borrowing	–	2,177,200	–	2,177,200	2,177,200	–	1,033,177	–	1,033,177	1,033,177
Investments at amortized cost	8,292,014	441,900	–	8,733,914	8,813,657	8,146,745	296,793	–	8,443,538	8,967,877
Loans, net	–	142,315,004	–	142,315,004	142,315,004	–	137,737,296	–	137,737,296	137,737,296
Due from customers on banker’s acceptances	–	345,906	–	345,906	345,906	–	528,184	–	528,184	528,184
Other assets (*)	–	5,102,543	–	5,102,543	5,102,543	–	3,269,019	–	3,269,019	3,269,019
Total	8,292,014	199,427,010	–	207,719,024	207,798,767	8,146,745	190,519,665	–	198,666,410	199,190,749

Liabilities
Deposits and obligations	–	170,401,633	–	170,401,633	170,401,633	–	161,842,066	–	161,842,066	161,842,066
Payables on repurchase agreements and securities lending	–	8,243,787	–	8,243,787	8,243,787	–	9,060,710	–	9,060,710	9,060,710
Due to Banks and correspondents and other entities	–	10,651,649	–	10,651,649	10,675,238	–	10,820,211	–	10,820,211	10,754,385
Due from customers on banker’s acceptances	–	345,906	–	345,906	345,906	–	528,184	–	528,184	528,184
Lease liabilities	–	612,259	–	612,259	612,259	–	404,817	–	404,817	404,817
Bond and notes issued	–	14,346,976	–	14,346,976	14,025,535	–	17,230,157	–	17,230,157	17,268,443
Other liabilities (**)	–	5,700,097	–	5,700,097	5,700,097	–	5,220,127	–	5,220,127	5,220,127
Total	–	210,302,307	–	210,302,307	210,004,455	–	205,106,272	–	205,106,272	205,078,732
(*) Corresponds to receivables, margin call, receivables from sale of investments and operations in process.
(**) Corresponds to accounts payable, salaries and other personnel expenses, accounts payable for acquisitions of investments, operations in process, allowance for indirect loan losses and dividends payable
The methodologies and assumptions used by the Group to determine fair values depend on the terms and risk characteristics of the various financial instruments and include the following:
(i)    Long-term fixed-rate and variable-rate loans are evaluated by the Group based on parameters such as interest rates, specific country risk factors, and individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are considered for the incurred losses of these loans. As of December 31, 2025, and 2024, the carrying amounts of loans, net of allowances, were not materially different from their calculated fair values.
(ii)    Assets for which fair values approximate their carrying value - For financial assets and financial liabilities that are liquid or have a short-term maturity (less than three months) it is assumed that the carrying amounts approximate to their fair values. This assumption is also applicable to time deposits, savings accounts without a specific maturity and variable rate financial instruments.
(iii)    Fixed rate financial instruments - The fair value of fixed rate financial assets and liabilities carried at amortized cost are estimated by comparing market interest rates when they were first recognized with current market rates offered for similar financial instruments. The estimated fair value of fixed interest-bearing deposits is based on discounted cash flows using prevailing market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued the fair values are calculated based on quoted market prices. When quoted market prices are not available, a discounted cash flow model is used based on a current interest rate yield curve appropriate for the remaining term to maturity.
30.12    Fiduciary activities, management of funds and pension funds -
The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes allocations and purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held in a fiduciary capacity are not included in these consolidated financial statements. These services give rise to the risk that the Group will be accused of mismanagement or under-performance.
As of December 31, 2025, and 2024, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2025	2024
Investment funds and mutual funds	66,353	64,430
Equity managed	51,368	39,372
Pension funds	33,538	32,437
Bank trusts	5,155	6,120
Total	156,414	142,359